Basis of preparation and summary of significant accounting policies (Tables)	12 Months Ended
Oct. 31, 2018
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Reconciliation of Closing Allowance for Credit Losses in Accordance with IAS 39

The following table reconciles the closing allowance for credit losses in accordance with IAS 39 as at October 31, 2017, to the opening ECL allowance determined in accordance with IFRS 9 as at November 1, 2017:

$ millions, as at		October 31, 2017					November 1, 2017
	IAS 39				IFRS 9
	Individual allowance	Collective allowance	Total	Remeasurements	Stage 1	Stage 2	Stage 3	Total (1)
Loans
Residential mortgages	$2	$201	$203	$19	$28	$43	$151	$222
Personal	7	488	495	(19)	164	202	110	476
Credit card	–	386	386	128	101	413	–	514
Business and government	183	470	653	(65)	234	150	204	588
	$192	$1,545	$1,737	$63	$527	$808	$465	$1,800
Comprises:
Loans	$192	$1,426	$1,618	$69	$474	$748	$465	$1,687
Undrawn credit facilities and other off-balance sheet exposures (2)	–	119	119	(6)	53	60	–	113
Securities
Debt securities measured at FVOCI (3)	n/a	n/a	n/a	$49	$14	$35	$–	$49
(1)	In addition, ECL allowances for other financial assets classified as amortized cost were immaterial as at November 1, 2017.
(2)	Included in other liabilities on the consolidated balance sheet.
(3)	The ECL allowances for debt securities measured at FVOCI are recognized in AOCI and do not affect the carrying value on our consolidated balance sheet, as these securities are measured at fair value.
n/a	Not applicable under IAS 39.

Reconciliation of Carrying Amounts Under IAS 39, Net of Tax on Shareholders' Equity and Total Equity

The following table reconciles the carrying amounts under IAS 39 to the carrying amounts under IFRS 9, and the impact, net of tax, on shareholders’ equity and total equity due to the transition to IFRS 9 on November 1, 2017:

$ millions	IAS 39 carrying amount as at Oct. 31, 2017		Reclassification		Remeasurements		IFRS 9 carrying amount as at Nov. 1, 2017
ASSETS
Cash and non-interest-bearing deposits with banks	$3,440		$–		$–		$3,440
Interest-bearing deposits with banks	10,712		–		–		10,712
Securities
Trading and FVO securities
Opening balance	50,827
To securities mandatorily measured and designated at FVTPL			(50,827	) (1)
Closing balance							–
AFS and HTM securities
Opening balance	42,592
To debt securities measured at FVOCI			(32,945	) (2)
To equity securities designated at FVOCI			(459	) (3)
To securities mandatorily measured at FVTPL			(1,092	) (4)
To securities measured at amortized cost			(8,096	) (5)
Closing balance							–
Securities mandatorily measured and designated at FVTPL
Opening balance	–
From AFS securities			1,092	(4)
From trading and FVO securities			50,827	(1)
From loans			12	(4)
Closing balance							51,931
Debt securities measured at FVOCI
Opening balance	–
From AFS securities			32,945	(2)
Closing balance							32,945
Equity securities designated at FVOCI
Opening balance	–
From AFS securities			459	(3)
Closing balance							459
Securities measured at amortized cost
Opening balance	–
From AFS and HTM securities			8,110	(5)
Closing balance							8,110
	93,419		26		–		93,445
Cash collateral on securities borrowed	5,035		–		–		5,035
Securities purchased under resale agreements	40,383	(6)	–		–		40,383
Loans
Loans, net of allowance for credit losses	356,734		(375	) (4)	(138	) (7)	356,221
Loans mandatorily measured at FVTPL	–		363	(4)	–		363
	356,734		(12)		(138)		356,584
Other	55,541		2		25		55,568
Total assets	$565,264		$16		$(113)		$565,167
LIABILITIES AND EQUITY
Deposits (8)	$439,706		$–		$–		$439,706
Cash collateral on securities lent	2,024		–		–		2,024
Obligations related to securities sold under repurchase agreements	27,971		–		–		27,971
Subordinated indebtedness	3,209		–		–		3,209
Obligations related to securities sold short	13,713		–		–		13,713
Other	47,404		–		(6)		47,398
Total liabilities	534,027		–		(6)		534,021
Equity
Preferred shares	1,797		–		–		1,797
Common shares	12,548		–		–		12,548
Contributed surplus	137		–		–		137
Retained earnings	16,101		4		(148)		15,957
Accumulated other comprehensive income
Opening balance	452
Reclassification of AFS debt securities to securities measured at amortized cost			16
Reclassification of AFS equity securities to securities mandatorily measured at FVTPL			(4)
Recognition of ECL under IFRS 9 on debt securities measured at FVOCI					45
Closing balance							509
Total shareholders’ equity	31,035		16		(103)		30,948
Non-controlling interests	202		–		(4)		198
Total equity	31,237		16		(107)		31,146
	$565,264		$16		$(113)		$565,167

(1)	In our structured credit run-off portfolio, certain securities have been reclassified from FVO to securities mandatorily measured at FVTPL.
(2)

Certain AFS debt securities have been reclassified to debt securities measured at FVOCI as the securities met the “solely payment of principal and interest” criteria under IFRS 9 and are managed under a “hold to collect and to sell” business model.

(3)	Certain securities have been reclassified from AFS to equity securities designated at FVOCI.
(4)	Certain asset-backed securities and asset-backed loans have been reclassified from either AFS or loans to securities or loans mandatorily measured at FVTPL.
(5)

Certain debt securities have been reclassified from AFS to securities measured at amortized cost as they met the “solely payment of principal and interest” criteria under IFRS 9 and are held within a business model whose objective is to hold assets to collect the contractual cash flows. The fair value of these securities that were still held at October 31, 2018 was $3,970 million. The change in fair value of these securities that would have been recognized in OCI during the year was a loss of $35 million had these securities continued to be measured at fair value through OCI. In addition, certain HTM securities that are managed under a “hold to collect” business model were reclassified to securities measured at amortized cost.

(6)	Includes $1,450 million of certain securities purchased under resale agreements that are measured at FVTPL using the FVO under IAS 39 and as mandatorily measured at FVTPL under IFRS 9.
(7)	Comprises measurement adjustments of $69 million related to ECL and $69 million related to the application of the effective interest rate method recognized upon transition to IFRS 9.
(8)	Includes FVO deposits of $5,947 million under both IAS 39 and IFRS 9.